Loans - Schedule of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 6,401	$ 5,796
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	3,603	3,354
Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	987	937
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	833	822
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	978	$ 683
Current [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	4,919
Current [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	2,728
Current [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	792
Current [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	550
Current [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	849
Later than one months and not later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,380
Later than one months and not later than three months [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	875
Later than one months and not later than three months [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	195
Later than one months and not later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	181
Later than one months and not later than three months [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	129
Later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	102
Later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 102